Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes paid (refund) [abstract]
Income taxes

19. Income taxes

The reconciliation of income tax expense for the years ended December 31, 2019 and 2018 consists of the following:

	2019	2018
	$	$
Loss before income taxes	(52,013,186)	(22,710,624)
Statutory federal and provincial tax rate	26.50%	26.50%
Income tax recovery at the statutory tax rate	(13,783,494)	(6,018,315)
Permanent differences	7,797,290	2,706,000
Other adjustment	6,334,913	—
Change in tax benefits not recognized	(348,709)	3,312,315
	—	—

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax values. Deferred tax liabilities at December 31, 2019 and 2018 are comprised of the following:

	2019	2018
Deferred tax liabilities	$	$
Other investments	(168,092)	(1,334,000)
Capital losses carried forward	168,092	1,334,000
Deferred tax liabilities not recognized	—	—

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following temporary differences:

	2019	2018
	$	$
Property, plant and equipment	1,054,843	—
Other investments	1,287,743	—
Share issuance costs	1,169,642	3,772,000
Non-capital losses carried forward - Canada	27,518,609	29,272,000
Net operating losses carried forward - US	274,454	—
Capital losses carried forward	350,465	—
Unrealized fair value on biological assets and inventory	1,098,497	—
	32,754,253	33,044,000

The Company’s Canadian non-capital income tax losses expire as follows:

$
2038	12,492,296
2039	15,026,313
27,518,609